Equity (Details) - Schedule of warrants activity - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, Beginning Balance of warrants outstanding						9,280,323
Weighted average life, Beginning Balance of warrants outstanding						3 years 6 months 7 days
Expiration dates, Beginning Balance of warrants outstanding						Jul. 06, 2021
Number of shares, Exercise of Series B Warrants						(390,579)
Number of shares, Ending Balance of warrants outstanding	623,078	9,903,401		9,903,401		9,903,401
Weighted average life, Ending Balance of warrants outstanding	6 months 7 days	6 months 29 days		1 year 6 months 29 days		2 years 6 months 29 days
Expiration dates, Beginning Ending of warrants outstanding			[1]		[1]		[1]
Number of shares, Expire of Warrants issued in July 6, 2016	(9,280,323)
Weighted average life
Expiration dates
Grants of Series A Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, Grants of Series A Warrants						576,924
Weighted average life, Grants of Series A Warrants						3 years 5 months 23 days
Expiration dates, Grants of Series A Warrants						Jul. 09, 2022
Weighted average life						2 years 11 months 23 days
Grants of Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, Grants of Series A Warrants						46,154
Weighted average life, Grants of Series A Warrants						3 years 5 months 23 days
Expiration dates, Grants of Series A Warrants						Jul. 09, 2022
Weighted average life						2 years 11 months 23 days
Grants of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares, Grants of Series A Warrants						390,579
Weighted average life, Grants of Series A Warrants						29 days
Expiration dates, Grants of Series A Warrants						Aug. 09, 2018
Weighted average life

[1]	As of December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants, which would expire on July 9, 2022. On July 6, 2021, 9,280,323 shares of warrants were expired. As at of December 31, 2021, the Company had 623,078 shares of warrants, which would expire on July 9, 2022.